Tax - Summary of Unrecognized Deferred Tax Based on Expiry Date (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
2024 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	$ 0	$ 6
Unrecognised deferred tax	0	1
2025 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	11	11
Unrecognised deferred tax	2	2
2026 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	7	7
Unrecognised deferred tax	1	1
2027 [Member]
Unrecognised deferred tax position [line items]
Gross carrying amount	7	7
Unrecognised deferred tax	1	1
2028 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	0	6
Unrecognised deferred tax	0	1
2029 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	10	10
Unrecognised deferred tax	10	10
After 2031 [Member]
Unrecognised deferred tax position [line items]
Gross carrying amount	36	22
Unrecognised deferred tax	$ 36	$ 22